Other Asset and Assets Non-current Assets Held for Sale - Schedule of Non-Current Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets And Non Current Assets Held For Sale [abstract]
Assets received in lieu of payment	$ 29,060	$ 18,308
Property, plant and equipment held for sale	30,742
Totals	$ 59,802	$ 18,308